Note 8 - Related Party Transactions (Details Textual)				1 Months Ended	2 Months Ended	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Jan. 01, 2018	Jan. 01, 2012 EUR (€)	Aug. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Apr. 20, 2022 EUR (€)	Sep. 30, 2020	Nov. 15, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 01, 2019 USD ($)
Service Management Costs Daily Fee Related Party | €										€ 685		€ 685		€ 685
Related Party Agreement Term (Year)		5 years	5 years
Related Party Transaction Discount Percentage		5.00%	5.00%
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up | €			€ 342.5
Due to Related Parties, Total									$ 309,970		$ 24,072
Four Feeder Containerships [Member]
Number of Vessels Acquired				4
Consideration to Acquire Property, Plant and Equipment				$ 28,200,000
Payments to Acquire Property, Plant, and Equipment, Total				$ 15,000,000
Stock Issued During Period, Shares, Purchase of Assets (in shares) | shares				2,816,901
Proceeds from Issuance of Long-term Debt, Total				$ 16,167,680
Shares Issued, Percent of Outsanding Shares of the Company				64.30%
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction									4,294,789		5,293,199		$ 3,671,335
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction					$ 2,000,000			$ 1,250,000
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | Special Bonus to Employees and Consultants [Member]
Related Party Transaction, Amounts of Transaction									460,000
Eurobulk Ltd. [Member] | Fixed Management Fees [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction									2,460,000		2,000,000		1,344,250
First Debt Agreement [Member] | Colby Trading Ltd [Member]
Due to Related Parties, Total	$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Repayments of Long-term Debt, Total	$ 625,000
Second Debt Agreement [Member] | Colby Trading Ltd [Member]
Due to Related Parties, Total															$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Eurochart [Member] | Vessel Sales [Member]
Due to Related Parties, Total									$ 255,000
Related Party Transaction Commission, Percentage							1.00%		1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party									$ 0		153,750		0
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction Commission, Percentage							1.25%
Related Party Transaction, Expenses from Transactions with Related Party									1,075,274		504,892		493,341
Eurochart [Member] | Vessel Sales, Commission [Member]
Related Party Transaction, Amounts of Transaction									400,000
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 77,896		100,837		106,749
Related Party Transaction Commission on Premium, Maximum, Percentage									5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party									$ 155,739		$ 203,678		$ 142,332
Related Party Transaction Amounts of Transaction Per Crew Member Per Month									$ 50
Subsequent Event [Member]
Service Management Costs Daily Fee Related Party | €						€ 720
Related Party Transaction Daily Fee Per Vessel Per Day in Lay Up | €						€ 360